Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 27, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014
C000027972
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 14,188	$ 14,414	$ 13,789	$ 12,320		$ 16,609	$ 12,322	$ 11,285	$ 11,170	$ 10,666	$ 9,148	$ 9,982	$ 9,577
C000027975
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,187	15,411	14,708	13,108		17,627	13,044	11,912	11,762	11,204	9,589	10,436	10,000
C000027974
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 13,730	13,999	13,497	12,148		16,503	12,337	11,388	11,352	10,924	9,441	10,379	10,000
C000027978
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,244	15,470	14,775	13,166		17,724	13,117	11,981	11,816	11,240	9,611	10,439	10,000
C000230902
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 8,576	8,702	8,301	7,394	$ 10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 15,985	16,009	14,342	12,724		15,790	11,635	12,222	12,066	11,248	9,338	10,403	10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 15,985	16,009	14,342	12,724		15,790	11,635	12,222	12,066	11,248	9,338	10,403	10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 15,985	16,009	14,342	12,724		15,790	11,635	12,222	12,066	11,248	9,338	10,403	10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 15,985	16,009	14,342	12,724		$ 15,790	$ 11,635	$ 12,222	$ 12,066	$ 11,248	$ 9,338	$ 10,403	$ 10,000
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Account Value	$ 10,305	$ 10,320	$ 9,246	$ 8,203	$ 10,000